Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Equity Trust
Entity Central Index Key	0001063946
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000215377
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 100 Fund
Class Name	Class A
Trading Symbol	VYCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$43	0.81%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%
AssetsNet	$ 1,277,240,548
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,277,240,548 # of Portfolio Holdings101 Portfolio Turnover Rate12%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	1.4%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	17.2%
Health Care	16.9%
Information Technology	16.2%
Industrials	13.9%
Consumer Staples	9.7%
Consumer Discretionary	8.7%
Communication Services	7.3%
Utilities	3.0%
Energy	2.8%
Real Estate	1.9%
Materials	0.8%
Short-Term Investments	1.4%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

Eli Lilly & Co.	1.4%
Merck & Co., Inc.	1.3%
Alphabet, Inc. - Class C	1.3%
Intuitive Surgical, Inc.	1.3%
Thermo Fisher Scientific, Inc.	1.2%
Amgen, Inc.	1.2%
Broadcom, Inc.	1.2%
Caterpillar, Inc.	1.2%
Danaher Corp.	1.2%
General Motors Co.	1.2%

C000215373
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 100 Fund
Class Name	Class C
Trading Symbol	VYCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$70	1.32%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.32%
AssetsNet	$ 1,277,240,548
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,277,240,548 # of Portfolio Holdings101 Portfolio Turnover Rate12%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	1.4%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	17.2%
Health Care	16.9%
Information Technology	16.2%
Industrials	13.9%
Consumer Staples	9.7%
Consumer Discretionary	8.7%
Communication Services	7.3%
Utilities	3.0%
Energy	2.8%
Real Estate	1.9%
Materials	0.8%
Short-Term Investments	1.4%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

Eli Lilly & Co.	1.4%
Merck & Co., Inc.	1.3%
Alphabet, Inc. - Class C	1.3%
Intuitive Surgical, Inc.	1.3%
Thermo Fisher Scientific, Inc.	1.2%
Amgen, Inc.	1.2%
Broadcom, Inc.	1.2%
Caterpillar, Inc.	1.2%
Danaher Corp.	1.2%
General Motors Co.	1.2%

C000215374
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 100 Fund
Class Name	Class I
Trading Symbol	VYCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
AssetsNet	$ 1,277,240,548
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,277,240,548 # of Portfolio Holdings101 Portfolio Turnover Rate12%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	1.4%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	17.2%
Health Care	16.9%
Information Technology	16.2%
Industrials	13.9%
Consumer Staples	9.7%
Consumer Discretionary	8.7%
Communication Services	7.3%
Utilities	3.0%
Energy	2.8%
Real Estate	1.9%
Materials	0.8%
Short-Term Investments	1.4%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

Eli Lilly & Co.	1.4%
Merck & Co., Inc.	1.3%
Alphabet, Inc. - Class C	1.3%
Intuitive Surgical, Inc.	1.3%
Thermo Fisher Scientific, Inc.	1.2%
Amgen, Inc.	1.2%
Broadcom, Inc.	1.2%
Caterpillar, Inc.	1.2%
Danaher Corp.	1.2%
General Motors Co.	1.2%

C000215381
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 100 Fund
Class Name	Class R
Trading Symbol	VYCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$57	1.07%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.07%
AssetsNet	$ 1,277,240,548
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,277,240,548 # of Portfolio Holdings101 Portfolio Turnover Rate12%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	1.4%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	17.2%
Health Care	16.9%
Information Technology	16.2%
Industrials	13.9%
Consumer Staples	9.7%
Consumer Discretionary	8.7%
Communication Services	7.3%
Utilities	3.0%
Energy	2.8%
Real Estate	1.9%
Materials	0.8%
Short-Term Investments	1.4%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

Eli Lilly & Co.	1.4%
Merck & Co., Inc.	1.3%
Alphabet, Inc. - Class C	1.3%
Intuitive Surgical, Inc.	1.3%
Thermo Fisher Scientific, Inc.	1.2%
Amgen, Inc.	1.2%
Broadcom, Inc.	1.2%
Caterpillar, Inc.	1.2%
Danaher Corp.	1.2%
General Motors Co.	1.2%

C000215378
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 100 Fund
Class Name	Class R6
Trading Symbol	VYCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 1,277,240,548
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,277,240,548 # of Portfolio Holdings101 Portfolio Turnover Rate12%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	1.4%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	17.2%
Health Care	16.9%
Information Technology	16.2%
Industrials	13.9%
Consumer Staples	9.7%
Consumer Discretionary	8.7%
Communication Services	7.3%
Utilities	3.0%
Energy	2.8%
Real Estate	1.9%
Materials	0.8%
Short-Term Investments	1.4%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

Eli Lilly & Co.	1.4%
Merck & Co., Inc.	1.3%
Alphabet, Inc. - Class C	1.3%
Intuitive Surgical, Inc.	1.3%
Thermo Fisher Scientific, Inc.	1.2%
Amgen, Inc.	1.2%
Broadcom, Inc.	1.2%
Caterpillar, Inc.	1.2%
Danaher Corp.	1.2%
General Motors Co.	1.2%

C000215380
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 100 Fund
Class Name	Class W
Trading Symbol	VYCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$30	0.56%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%
AssetsNet	$ 1,277,240,548
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,277,240,548 # of Portfolio Holdings101 Portfolio Turnover Rate12%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	1.4%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	17.2%
Health Care	16.9%
Information Technology	16.2%
Industrials	13.9%
Consumer Staples	9.7%
Consumer Discretionary	8.7%
Communication Services	7.3%
Utilities	3.0%
Energy	2.8%
Real Estate	1.9%
Materials	0.8%
Short-Term Investments	1.4%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

Eli Lilly & Co.	1.4%
Merck & Co., Inc.	1.3%
Alphabet, Inc. - Class C	1.3%
Intuitive Surgical, Inc.	1.3%
Thermo Fisher Scientific, Inc.	1.2%
Amgen, Inc.	1.2%
Broadcom, Inc.	1.2%
Caterpillar, Inc.	1.2%
Danaher Corp.	1.2%
General Motors Co.	1.2%

C000215405
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class A
Trading Symbol	VYGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$58	1.10%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
AssetsNet	$ 442,468,023
Holdings Count | Holding	300
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$442,468,023 # of Portfolio Holdings300 Portfolio Turnover Rate69%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.5%
Preferred Stock	1.1%
Equity-Linked Notes	1.9%
Corporate Bonds/Notes	29.6%
Convertible Bonds/Notes	29.7%
Common Stock	33.2%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	1.9%
Apple, Inc.	1.8%
Alphabet, Inc. - Class A	1.8%
Microsoft Corp.	1.6%
Amazon.com, Inc.	1.5%
Millicom International Cellular SA, 7.375%, 04/02/32	0.9%
Welltower OP LLC, 3.125%, 07/15/29	0.8%
Broadcom, Inc.	0.8%
Coinbase Global, Inc., 0.500%, 06/01/26	0.7%
Iberdrola Finanzas SA, 0.800%, 12/07/27	0.6%

C000215404
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class C
Trading Symbol	VYGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$98	1.85%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.85%
AssetsNet	$ 442,468,023
Holdings Count | Holding	300
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$442,468,023 # of Portfolio Holdings300 Portfolio Turnover Rate69%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.5%
Preferred Stock	1.1%
Equity-Linked Notes	1.9%
Corporate Bonds/Notes	29.6%
Convertible Bonds/Notes	29.7%
Common Stock	33.2%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	1.9%
Apple, Inc.	1.8%
Alphabet, Inc. - Class A	1.8%
Microsoft Corp.	1.6%
Amazon.com, Inc.	1.5%
Millicom International Cellular SA, 7.375%, 04/02/32	0.9%
Welltower OP LLC, 3.125%, 07/15/29	0.8%
Broadcom, Inc.	0.8%
Coinbase Global, Inc., 0.500%, 06/01/26	0.7%
Iberdrola Finanzas SA, 0.800%, 12/07/27	0.6%

C000215403
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class I
Trading Symbol	VYGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 442,468,023
Holdings Count | Holding	300
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$442,468,023 # of Portfolio Holdings300 Portfolio Turnover Rate69%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.5%
Preferred Stock	1.1%
Equity-Linked Notes	1.9%
Corporate Bonds/Notes	29.6%
Convertible Bonds/Notes	29.7%
Common Stock	33.2%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	1.9%
Apple, Inc.	1.8%
Alphabet, Inc. - Class A	1.8%
Microsoft Corp.	1.6%
Amazon.com, Inc.	1.5%
Millicom International Cellular SA, 7.375%, 04/02/32	0.9%
Welltower OP LLC, 3.125%, 07/15/29	0.8%
Broadcom, Inc.	0.8%
Coinbase Global, Inc., 0.500%, 06/01/26	0.7%
Iberdrola Finanzas SA, 0.800%, 12/07/27	0.6%

C000215400
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class R6
Trading Symbol	VYGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 442,468,023
Holdings Count | Holding	300
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$442,468,023 # of Portfolio Holdings300 Portfolio Turnover Rate69%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.5%
Preferred Stock	1.1%
Equity-Linked Notes	1.9%
Corporate Bonds/Notes	29.6%
Convertible Bonds/Notes	29.7%
Common Stock	33.2%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	1.9%
Apple, Inc.	1.8%
Alphabet, Inc. - Class A	1.8%
Microsoft Corp.	1.6%
Amazon.com, Inc.	1.5%
Millicom International Cellular SA, 7.375%, 04/02/32	0.9%
Welltower OP LLC, 3.125%, 07/15/29	0.8%
Broadcom, Inc.	0.8%
Coinbase Global, Inc., 0.500%, 06/01/26	0.7%
Iberdrola Finanzas SA, 0.800%, 12/07/27	0.6%

C000215401
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class W
Trading Symbol	VYGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 442,468,023
Holdings Count | Holding	300
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$442,468,023 # of Portfolio Holdings300 Portfolio Turnover Rate69%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.5%
Preferred Stock	1.1%
Equity-Linked Notes	1.9%
Corporate Bonds/Notes	29.6%
Convertible Bonds/Notes	29.7%
Common Stock	33.2%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	1.9%
Apple, Inc.	1.8%
Alphabet, Inc. - Class A	1.8%
Microsoft Corp.	1.6%
Amazon.com, Inc.	1.5%
Millicom International Cellular SA, 7.375%, 04/02/32	0.9%
Welltower OP LLC, 3.125%, 07/15/29	0.8%
Broadcom, Inc.	0.8%
Coinbase Global, Inc., 0.500%, 06/01/26	0.7%
Iberdrola Finanzas SA, 0.800%, 12/07/27	0.6%

C000055103
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class A
Trading Symbol	IEDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$56	1.07%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.07%
AssetsNet	$ 816,837,111
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$816,837,111 # of Portfolio Holdings73 Portfolio Turnover Rate63%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.9%
Common Stock	99.0%

Sector Allocation

Value	Value
Financials	19.7%
Health Care	14.3%
Industrials	10.7%
Communication Services	10.7%
Information Technology	10.4%
Consumer Staples	7.3%
Energy	6.6%
Consumer Discretionary	6.3%
Utilities	6.3%
Real Estate	4.1%
Materials	2.6%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Alphabet, Inc. - Class A	4.7%
Chevron Corp.	4.2%
Bank of America Corp.	3.7%
Duke Energy Corp.	2.9%
Amazon.com, Inc.	2.5%
Wells Fargo & Co.	2.4%
Welltower, Inc.	2.4%
3M Co.	2.3%
AT&T, Inc.	2.1%
Cisco Systems, Inc.	2.1%

C000055105
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class C
Trading Symbol	IEDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$95	1.82%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.82%
AssetsNet	$ 816,837,111
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$816,837,111 # of Portfolio Holdings73 Portfolio Turnover Rate63%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.9%
Common Stock	99.0%

Sector Allocation

Value	Value
Financials	19.7%
Health Care	14.3%
Industrials	10.7%
Communication Services	10.7%
Information Technology	10.4%
Consumer Staples	7.3%
Energy	6.6%
Consumer Discretionary	6.3%
Utilities	6.3%
Real Estate	4.1%
Materials	2.6%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Alphabet, Inc. - Class A	4.7%
Chevron Corp.	4.2%
Bank of America Corp.	3.7%
Duke Energy Corp.	2.9%
Amazon.com, Inc.	2.5%
Wells Fargo & Co.	2.4%
Welltower, Inc.	2.4%
3M Co.	2.3%
AT&T, Inc.	2.1%
Cisco Systems, Inc.	2.1%

C000055106
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class I
Trading Symbol	IEDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
AssetsNet	$ 816,837,111
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$816,837,111 # of Portfolio Holdings73 Portfolio Turnover Rate63%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.9%
Common Stock	99.0%

Sector Allocation

Value	Value
Financials	19.7%
Health Care	14.3%
Industrials	10.7%
Communication Services	10.7%
Information Technology	10.4%
Consumer Staples	7.3%
Energy	6.6%
Consumer Discretionary	6.3%
Utilities	6.3%
Real Estate	4.1%
Materials	2.6%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Alphabet, Inc. - Class A	4.7%
Chevron Corp.	4.2%
Bank of America Corp.	3.7%
Duke Energy Corp.	2.9%
Amazon.com, Inc.	2.5%
Wells Fargo & Co.	2.4%
Welltower, Inc.	2.4%
3M Co.	2.3%
AT&T, Inc.	2.1%
Cisco Systems, Inc.	2.1%

C000103066
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class R
Trading Symbol	IEDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$67	1.27%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.27%
AssetsNet	$ 816,837,111
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$816,837,111 # of Portfolio Holdings73 Portfolio Turnover Rate63%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.9%
Common Stock	99.0%

Sector Allocation

Value	Value
Financials	19.7%
Health Care	14.3%
Industrials	10.7%
Communication Services	10.7%
Information Technology	10.4%
Consumer Staples	7.3%
Energy	6.6%
Consumer Discretionary	6.3%
Utilities	6.3%
Real Estate	4.1%
Materials	2.6%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Alphabet, Inc. - Class A	4.7%
Chevron Corp.	4.2%
Bank of America Corp.	3.7%
Duke Energy Corp.	2.9%
Amazon.com, Inc.	2.5%
Wells Fargo & Co.	2.4%
Welltower, Inc.	2.4%
3M Co.	2.3%
AT&T, Inc.	2.1%
Cisco Systems, Inc.	2.1%

C000264576
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class R2
Trading Symbol	IEDBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of September 30, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R2Footnote Reference*	$21	1.22%
Footnote	Description
Footnote*	Expenses are for the period from September 30, 2025, commencement of operations, to November 30, 2025. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	1.22%
AssetsNet	$ 816,837,111
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$816,837,111 # of Portfolio Holdings73 Portfolio Turnover Rate63%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.9%
Common Stock	99.0%

Sector Allocation

Value	Value
Financials	19.7%
Health Care	14.3%
Industrials	10.7%
Communication Services	10.7%
Information Technology	10.4%
Consumer Staples	7.3%
Energy	6.6%
Consumer Discretionary	6.3%
Utilities	6.3%
Real Estate	4.1%
Materials	2.6%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Alphabet, Inc. - Class A	4.7%
Chevron Corp.	4.2%
Bank of America Corp.	3.7%
Duke Energy Corp.	2.9%
Amazon.com, Inc.	2.5%
Wells Fargo & Co.	2.4%
Welltower, Inc.	2.4%
3M Co.	2.3%
AT&T, Inc.	2.1%
Cisco Systems, Inc.	2.1%

C000122002
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class R6
Trading Symbol	IEDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 816,837,111
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$816,837,111 # of Portfolio Holdings73 Portfolio Turnover Rate63%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.9%
Common Stock	99.0%

Sector Allocation

Value	Value
Financials	19.7%
Health Care	14.3%
Industrials	10.7%
Communication Services	10.7%
Information Technology	10.4%
Consumer Staples	7.3%
Energy	6.6%
Consumer Discretionary	6.3%
Utilities	6.3%
Real Estate	4.1%
Materials	2.6%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Alphabet, Inc. - Class A	4.7%
Chevron Corp.	4.2%
Bank of America Corp.	3.7%
Duke Energy Corp.	2.9%
Amazon.com, Inc.	2.5%
Wells Fargo & Co.	2.4%
Welltower, Inc.	2.4%
3M Co.	2.3%
AT&T, Inc.	2.1%
Cisco Systems, Inc.	2.1%

C000078999
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class W
Trading Symbol	IWEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
AssetsNet	$ 816,837,111
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$816,837,111 # of Portfolio Holdings73 Portfolio Turnover Rate63%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.9%
Common Stock	99.0%

Sector Allocation

Value	Value
Financials	19.7%
Health Care	14.3%
Industrials	10.7%
Communication Services	10.7%
Information Technology	10.4%
Consumer Staples	7.3%
Energy	6.6%
Consumer Discretionary	6.3%
Utilities	6.3%
Real Estate	4.1%
Materials	2.6%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Alphabet, Inc. - Class A	4.7%
Chevron Corp.	4.2%
Bank of America Corp.	3.7%
Duke Energy Corp.	2.9%
Amazon.com, Inc.	2.5%
Wells Fargo & Co.	2.4%
Welltower, Inc.	2.4%
3M Co.	2.3%
AT&T, Inc.	2.1%
Cisco Systems, Inc.	2.1%

C000022956
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class A
Trading Symbol	NLCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$49	0.90%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%
AssetsNet	$ 850,574,753
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$850,574,753 # of Portfolio Holdings56 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.0%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	50.4%
Communication Services	14.2%
Consumer Discretionary	10.8%
Health Care	8.2%
Industrials	6.2%
Financials	4.7%
Consumer Staples	1.9%
Materials	1.3%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	13.6%
Microsoft Corp.	11.8%
Apple, Inc.	9.9%
Alphabet, Inc. - Class A	8.2%
Broadcom, Inc.	5.9%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.2%
Amazon.com, Inc.	3.1%
Tesla, Inc.	2.4%
Meta Platforms, Inc. - Class A	1.9%

C000022958
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class C
Trading Symbol	NLCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$90	1.65%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.65%
AssetsNet	$ 850,574,753
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$850,574,753 # of Portfolio Holdings56 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.0%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	50.4%
Communication Services	14.2%
Consumer Discretionary	10.8%
Health Care	8.2%
Industrials	6.2%
Financials	4.7%
Consumer Staples	1.9%
Materials	1.3%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	13.6%
Microsoft Corp.	11.8%
Apple, Inc.	9.9%
Alphabet, Inc. - Class A	8.2%
Broadcom, Inc.	5.9%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.2%
Amazon.com, Inc.	3.1%
Tesla, Inc.	2.4%
Meta Platforms, Inc. - Class A	1.9%

C000022959
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class I
Trading Symbol	PLCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$32	0.58%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.58%
AssetsNet	$ 850,574,753
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$850,574,753 # of Portfolio Holdings56 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.0%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	50.4%
Communication Services	14.2%
Consumer Discretionary	10.8%
Health Care	8.2%
Industrials	6.2%
Financials	4.7%
Consumer Staples	1.9%
Materials	1.3%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	13.6%
Microsoft Corp.	11.8%
Apple, Inc.	9.9%
Alphabet, Inc. - Class A	8.2%
Broadcom, Inc.	5.9%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.2%
Amazon.com, Inc.	3.1%
Tesla, Inc.	2.4%
Meta Platforms, Inc. - Class A	1.9%

C000144636
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class R
Trading Symbol	VGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$63	1.15%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.15%
AssetsNet	$ 850,574,753
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$850,574,753 # of Portfolio Holdings56 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.0%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	50.4%
Communication Services	14.2%
Consumer Discretionary	10.8%
Health Care	8.2%
Industrials	6.2%
Financials	4.7%
Consumer Staples	1.9%
Materials	1.3%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	13.6%
Microsoft Corp.	11.8%
Apple, Inc.	9.9%
Alphabet, Inc. - Class A	8.2%
Broadcom, Inc.	5.9%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.2%
Amazon.com, Inc.	3.1%
Tesla, Inc.	2.4%
Meta Platforms, Inc. - Class A	1.9%

C000156671
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class R6
Trading Symbol	VGOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$30	0.55%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
AssetsNet	$ 850,574,753
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$850,574,753 # of Portfolio Holdings56 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.0%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	50.4%
Communication Services	14.2%
Consumer Discretionary	10.8%
Health Care	8.2%
Industrials	6.2%
Financials	4.7%
Consumer Staples	1.9%
Materials	1.3%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	13.6%
Microsoft Corp.	11.8%
Apple, Inc.	9.9%
Alphabet, Inc. - Class A	8.2%
Broadcom, Inc.	5.9%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.2%
Amazon.com, Inc.	3.1%
Tesla, Inc.	2.4%
Meta Platforms, Inc. - Class A	1.9%

C000081603
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class W
Trading Symbol	IGOWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$36	0.65%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
AssetsNet	$ 850,574,753
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$850,574,753 # of Portfolio Holdings56 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.0%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	50.4%
Communication Services	14.2%
Consumer Discretionary	10.8%
Health Care	8.2%
Industrials	6.2%
Financials	4.7%
Consumer Staples	1.9%
Materials	1.3%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	1.0%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	13.6%
Microsoft Corp.	11.8%
Apple, Inc.	9.9%
Alphabet, Inc. - Class A	8.2%
Broadcom, Inc.	5.9%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.2%
Amazon.com, Inc.	3.1%
Tesla, Inc.	2.4%
Meta Platforms, Inc. - Class A	1.9%

C000215396
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic Small Cap Fund
Class Name	Class A
Trading Symbol	VYSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$64	1.18%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.18%
AssetsNet	$ 167,773,031
Holdings Count | Holding	185
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$167,773,031 # of Portfolio Holdings185 Portfolio Turnover Rate59%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.0)%
Short-Term Investments	3.2%
Exchange-Traded Funds	0.6%
Common Stock	99.2%

Sector Allocation

Value	Value
Financials	19.3%
Information Technology	17.5%
Health Care	17.0%
Industrials	16.5%
Real Estate	7.0%
Utilities	5.4%
Consumer Discretionary	5.3%
Materials	3.6%
Energy	3.6%
Communication Services	3.4%
Consumer Staples	0.6%
Exchange-Traded Funds	0.6%
Short-Term Investments	3.2%
Liabilities in Excess of Other Assets	(3.0)%

Largest Holdings [Text Block]

Top 10 Holdings

Flowserve Corp.	2.5%
Mueller Water Products, Inc. - Class A	1.9%
Alignment Healthcare, Inc.	1.4%
Credo Technology Group Holding Ltd.	1.4%
Guardant Health, Inc.	1.3%
HealthEquity, Inc.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Tri Pointe Homes, Inc.	1.2%
Hancock Whitney Corp.	1.2%
Rambus, Inc.	1.2%

C000215395
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic Small Cap Fund
Class Name	Class C
Trading Symbol	VYSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$104	1.93%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.93%
AssetsNet	$ 167,773,031
Holdings Count | Holding	185
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$167,773,031 # of Portfolio Holdings185 Portfolio Turnover Rate59%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.0)%
Short-Term Investments	3.2%
Exchange-Traded Funds	0.6%
Common Stock	99.2%

Sector Allocation

Value	Value
Financials	19.3%
Information Technology	17.5%
Health Care	17.0%
Industrials	16.5%
Real Estate	7.0%
Utilities	5.4%
Consumer Discretionary	5.3%
Materials	3.6%
Energy	3.6%
Communication Services	3.4%
Consumer Staples	0.6%
Exchange-Traded Funds	0.6%
Short-Term Investments	3.2%
Liabilities in Excess of Other Assets	(3.0)%

Largest Holdings [Text Block]

Top 10 Holdings

Flowserve Corp.	2.5%
Mueller Water Products, Inc. - Class A	1.9%
Alignment Healthcare, Inc.	1.4%
Credo Technology Group Holding Ltd.	1.4%
Guardant Health, Inc.	1.3%
HealthEquity, Inc.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Tri Pointe Homes, Inc.	1.2%
Hancock Whitney Corp.	1.2%
Rambus, Inc.	1.2%

C000215394
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic Small Cap Fund
Class Name	Class I
Trading Symbol	VYSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$47	0.87%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%
AssetsNet	$ 167,773,031
Holdings Count | Holding	185
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$167,773,031 # of Portfolio Holdings185 Portfolio Turnover Rate59%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.0)%
Short-Term Investments	3.2%
Exchange-Traded Funds	0.6%
Common Stock	99.2%

Sector Allocation

Value	Value
Financials	19.3%
Information Technology	17.5%
Health Care	17.0%
Industrials	16.5%
Real Estate	7.0%
Utilities	5.4%
Consumer Discretionary	5.3%
Materials	3.6%
Energy	3.6%
Communication Services	3.4%
Consumer Staples	0.6%
Exchange-Traded Funds	0.6%
Short-Term Investments	3.2%
Liabilities in Excess of Other Assets	(3.0)%

Largest Holdings [Text Block]

Top 10 Holdings

Flowserve Corp.	2.5%
Mueller Water Products, Inc. - Class A	1.9%
Alignment Healthcare, Inc.	1.4%
Credo Technology Group Holding Ltd.	1.4%
Guardant Health, Inc.	1.3%
HealthEquity, Inc.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Tri Pointe Homes, Inc.	1.2%
Hancock Whitney Corp.	1.2%
Rambus, Inc.	1.2%

C000215391
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic Small Cap Fund
Class Name	Class R
Trading Symbol	VYSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$77	1.43%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.43%
AssetsNet	$ 167,773,031
Holdings Count | Holding	185
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$167,773,031 # of Portfolio Holdings185 Portfolio Turnover Rate59%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.0)%
Short-Term Investments	3.2%
Exchange-Traded Funds	0.6%
Common Stock	99.2%

Sector Allocation

Value	Value
Financials	19.3%
Information Technology	17.5%
Health Care	17.0%
Industrials	16.5%
Real Estate	7.0%
Utilities	5.4%
Consumer Discretionary	5.3%
Materials	3.6%
Energy	3.6%
Communication Services	3.4%
Consumer Staples	0.6%
Exchange-Traded Funds	0.6%
Short-Term Investments	3.2%
Liabilities in Excess of Other Assets	(3.0)%

Largest Holdings [Text Block]

Top 10 Holdings

Flowserve Corp.	2.5%
Mueller Water Products, Inc. - Class A	1.9%
Alignment Healthcare, Inc.	1.4%
Credo Technology Group Holding Ltd.	1.4%
Guardant Health, Inc.	1.3%
HealthEquity, Inc.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Tri Pointe Homes, Inc.	1.2%
Hancock Whitney Corp.	1.2%
Rambus, Inc.	1.2%

C000215397
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic Small Cap Fund
Class Name	Class R6
Trading Symbol	VYSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$46	0.86%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
AssetsNet	$ 167,773,031
Holdings Count | Holding	185
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$167,773,031 # of Portfolio Holdings185 Portfolio Turnover Rate59%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.0)%
Short-Term Investments	3.2%
Exchange-Traded Funds	0.6%
Common Stock	99.2%

Sector Allocation

Value	Value
Financials	19.3%
Information Technology	17.5%
Health Care	17.0%
Industrials	16.5%
Real Estate	7.0%
Utilities	5.4%
Consumer Discretionary	5.3%
Materials	3.6%
Energy	3.6%
Communication Services	3.4%
Consumer Staples	0.6%
Exchange-Traded Funds	0.6%
Short-Term Investments	3.2%
Liabilities in Excess of Other Assets	(3.0)%

Largest Holdings [Text Block]

Top 10 Holdings

Flowserve Corp.	2.5%
Mueller Water Products, Inc. - Class A	1.9%
Alignment Healthcare, Inc.	1.4%
Credo Technology Group Holding Ltd.	1.4%
Guardant Health, Inc.	1.3%
HealthEquity, Inc.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Tri Pointe Homes, Inc.	1.2%
Hancock Whitney Corp.	1.2%
Rambus, Inc.	1.2%

C000215390
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic Small Cap Fund
Class Name	Class W
Trading Symbol	VYSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$50	0.93%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%
AssetsNet	$ 167,773,031
Holdings Count | Holding	185
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$167,773,031 # of Portfolio Holdings185 Portfolio Turnover Rate59%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.0)%
Short-Term Investments	3.2%
Exchange-Traded Funds	0.6%
Common Stock	99.2%

Sector Allocation

Value	Value
Financials	19.3%
Information Technology	17.5%
Health Care	17.0%
Industrials	16.5%
Real Estate	7.0%
Utilities	5.4%
Consumer Discretionary	5.3%
Materials	3.6%
Energy	3.6%
Communication Services	3.4%
Consumer Staples	0.6%
Exchange-Traded Funds	0.6%
Short-Term Investments	3.2%
Liabilities in Excess of Other Assets	(3.0)%

Largest Holdings [Text Block]

Top 10 Holdings

Flowserve Corp.	2.5%
Mueller Water Products, Inc. - Class A	1.9%
Alignment Healthcare, Inc.	1.4%
Credo Technology Group Holding Ltd.	1.4%
Guardant Health, Inc.	1.3%
HealthEquity, Inc.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Tri Pointe Homes, Inc.	1.2%
Hancock Whitney Corp.	1.2%
Rambus, Inc.	1.2%

C000215383
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic SMID Cap Fund
Class Name	Class A
Trading Symbol	VYMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$51	0.96%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
AssetsNet	$ 133,914,449
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$133,914,449 # of Portfolio Holdings157 Portfolio Turnover Rate97%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.4%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Value	Value
Industrials	20.6%
Financials	18.9%
Information Technology	15.5%
Health Care	12.9%
Real Estate	7.7%
Consumer Discretionary	6.7%
Utilities	5.1%
Materials	4.9%
Communication Services	3.7%
Energy	2.0%
Exchange-Traded Funds	1.2%
Consumer Staples	0.7%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(2.3)%

Largest Holdings [Text Block]

Top 10 Holdings

NiSource, Inc.	2.3%
Flowserve Corp.	1.6%
Applied Industrial Technologies, Inc.	1.6%
Old Republic International Corp.	1.6%
Bio-Techne Corp.	1.6%
Watts Water Technologies, Inc. - Class A	1.5%
ITT, Inc.	1.4%
Pure Storage, Inc. - Class A	1.3%
Tenet Healthcare Corp.	1.3%
TTM Technologies, Inc.	1.2%

C000215384
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic SMID Cap Fund
Class Name	Class C
Trading Symbol	VYMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$77	1.46%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.46%
AssetsNet	$ 133,914,449
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$133,914,449 # of Portfolio Holdings157 Portfolio Turnover Rate97%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.4%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Value	Value
Industrials	20.6%
Financials	18.9%
Information Technology	15.5%
Health Care	12.9%
Real Estate	7.7%
Consumer Discretionary	6.7%
Utilities	5.1%
Materials	4.9%
Communication Services	3.7%
Energy	2.0%
Exchange-Traded Funds	1.2%
Consumer Staples	0.7%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(2.3)%

Largest Holdings [Text Block]

Top 10 Holdings

NiSource, Inc.	2.3%
Flowserve Corp.	1.6%
Applied Industrial Technologies, Inc.	1.6%
Old Republic International Corp.	1.6%
Bio-Techne Corp.	1.6%
Watts Water Technologies, Inc. - Class A	1.5%
ITT, Inc.	1.4%
Pure Storage, Inc. - Class A	1.3%
Tenet Healthcare Corp.	1.3%
TTM Technologies, Inc.	1.2%

C000215385
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic SMID Cap Fund
Class Name	Class I
Trading Symbol	VYMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
AssetsNet	$ 133,914,449
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$133,914,449 # of Portfolio Holdings157 Portfolio Turnover Rate97%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.4%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Value	Value
Industrials	20.6%
Financials	18.9%
Information Technology	15.5%
Health Care	12.9%
Real Estate	7.7%
Consumer Discretionary	6.7%
Utilities	5.1%
Materials	4.9%
Communication Services	3.7%
Energy	2.0%
Exchange-Traded Funds	1.2%
Consumer Staples	0.7%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(2.3)%

Largest Holdings [Text Block]

Top 10 Holdings

NiSource, Inc.	2.3%
Flowserve Corp.	1.6%
Applied Industrial Technologies, Inc.	1.6%
Old Republic International Corp.	1.6%
Bio-Techne Corp.	1.6%
Watts Water Technologies, Inc. - Class A	1.5%
ITT, Inc.	1.4%
Pure Storage, Inc. - Class A	1.3%
Tenet Healthcare Corp.	1.3%
TTM Technologies, Inc.	1.2%

C000215388
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic SMID Cap Fund
Class Name	Class R
Trading Symbol	VYMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$64	1.21%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.21%
AssetsNet	$ 133,914,449
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$133,914,449 # of Portfolio Holdings157 Portfolio Turnover Rate97%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.4%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Value	Value
Industrials	20.6%
Financials	18.9%
Information Technology	15.5%
Health Care	12.9%
Real Estate	7.7%
Consumer Discretionary	6.7%
Utilities	5.1%
Materials	4.9%
Communication Services	3.7%
Energy	2.0%
Exchange-Traded Funds	1.2%
Consumer Staples	0.7%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(2.3)%

Largest Holdings [Text Block]

Top 10 Holdings

NiSource, Inc.	2.3%
Flowserve Corp.	1.6%
Applied Industrial Technologies, Inc.	1.6%
Old Republic International Corp.	1.6%
Bio-Techne Corp.	1.6%
Watts Water Technologies, Inc. - Class A	1.5%
ITT, Inc.	1.4%
Pure Storage, Inc. - Class A	1.3%
Tenet Healthcare Corp.	1.3%
TTM Technologies, Inc.	1.2%

C000264577
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic SMID Cap Fund
Class Name	Class R6
Trading Symbol	VYMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of September 30, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6Footnote Reference*	$30	1.72%
Footnote	Description
Footnote*	Expenses are for the period from September 30, 2025, commencement of operations, to November 30, 2025. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	1.72%
AssetsNet	$ 133,914,449
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$133,914,449 # of Portfolio Holdings157 Portfolio Turnover Rate97%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.4%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Value	Value
Industrials	20.6%
Financials	18.9%
Information Technology	15.5%
Health Care	12.9%
Real Estate	7.7%
Consumer Discretionary	6.7%
Utilities	5.1%
Materials	4.9%
Communication Services	3.7%
Energy	2.0%
Exchange-Traded Funds	1.2%
Consumer Staples	0.7%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(2.3)%

Largest Holdings [Text Block]

Top 10 Holdings

NiSource, Inc.	2.3%
Flowserve Corp.	1.6%
Applied Industrial Technologies, Inc.	1.6%
Old Republic International Corp.	1.6%
Bio-Techne Corp.	1.6%
Watts Water Technologies, Inc. - Class A	1.5%
ITT, Inc.	1.4%
Pure Storage, Inc. - Class A	1.3%
Tenet Healthcare Corp.	1.3%
TTM Technologies, Inc.	1.2%

C000215382
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic SMID Cap Fund
Class Name	Class W
Trading Symbol	VYMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
AssetsNet	$ 133,914,449
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$133,914,449 # of Portfolio Holdings157 Portfolio Turnover Rate97%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.4%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Value	Value
Industrials	20.6%
Financials	18.9%
Information Technology	15.5%
Health Care	12.9%
Real Estate	7.7%
Consumer Discretionary	6.7%
Utilities	5.1%
Materials	4.9%
Communication Services	3.7%
Energy	2.0%
Exchange-Traded Funds	1.2%
Consumer Staples	0.7%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(2.3)%

Largest Holdings [Text Block]

Top 10 Holdings

NiSource, Inc.	2.3%
Flowserve Corp.	1.6%
Applied Industrial Technologies, Inc.	1.6%
Old Republic International Corp.	1.6%
Bio-Techne Corp.	1.6%
Watts Water Technologies, Inc. - Class A	1.5%
ITT, Inc.	1.4%
Pure Storage, Inc. - Class A	1.3%
Tenet Healthcare Corp.	1.3%
TTM Technologies, Inc.	1.2%

C000022966
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class A
Trading Symbol	NMCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$60	1.18%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%
AssetsNet	$ 689,915,068
Holdings Count | Holding	94
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$689,915,068 # of Portfolio Holdings94 Portfolio Turnover Rate46%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Industrials	20.5%
Consumer Discretionary	20.3%
Health Care	17.3%
Information Technology	16.9%
Financials	8.3%
Communication Services	5.4%
Energy	3.1%
Utilities	2.5%
Real Estate	2.2%
Consumer Staples	1.9%
Materials	0.9%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

AmerisourceBergen Corp.	4.2%
Royal Caribbean Cruises Ltd.	3.4%
Howmet Aerospace, Inc.	3.4%
Comfort Systems USA, Inc.	3.0%
IDEXX Laboratories, Inc.	2.9%
Cloudflare, Inc. - Class A	2.9%
Alnylam Pharmaceuticals, Inc.	2.8%
Roblox Corp. - Class A	2.6%
Vistra Corp.	2.5%
Datadog, Inc. - Class A	2.5%

C000022968
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class C
Trading Symbol	NMCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$98	1.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.93%
AssetsNet	$ 689,915,068
Holdings Count | Holding	94
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$689,915,068 # of Portfolio Holdings94 Portfolio Turnover Rate46%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Industrials	20.5%
Consumer Discretionary	20.3%
Health Care	17.3%
Information Technology	16.9%
Financials	8.3%
Communication Services	5.4%
Energy	3.1%
Utilities	2.5%
Real Estate	2.2%
Consumer Staples	1.9%
Materials	0.9%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

AmerisourceBergen Corp.	4.2%
Royal Caribbean Cruises Ltd.	3.4%
Howmet Aerospace, Inc.	3.4%
Comfort Systems USA, Inc.	3.0%
IDEXX Laboratories, Inc.	2.9%
Cloudflare, Inc. - Class A	2.9%
Alnylam Pharmaceuticals, Inc.	2.8%
Roblox Corp. - Class A	2.6%
Vistra Corp.	2.5%
Datadog, Inc. - Class A	2.5%

C000022969
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class I
Trading Symbol	NMCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
AssetsNet	$ 689,915,068
Holdings Count | Holding	94
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$689,915,068 # of Portfolio Holdings94 Portfolio Turnover Rate46%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Industrials	20.5%
Consumer Discretionary	20.3%
Health Care	17.3%
Information Technology	16.9%
Financials	8.3%
Communication Services	5.4%
Energy	3.1%
Utilities	2.5%
Real Estate	2.2%
Consumer Staples	1.9%
Materials	0.9%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

AmerisourceBergen Corp.	4.2%
Royal Caribbean Cruises Ltd.	3.4%
Howmet Aerospace, Inc.	3.4%
Comfort Systems USA, Inc.	3.0%
IDEXX Laboratories, Inc.	2.9%
Cloudflare, Inc. - Class A	2.9%
Alnylam Pharmaceuticals, Inc.	2.8%
Roblox Corp. - Class A	2.6%
Vistra Corp.	2.5%
Datadog, Inc. - Class A	2.5%

C000103065
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class R
Trading Symbol	IMORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$73	1.43%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.43%
AssetsNet	$ 689,915,068
Holdings Count | Holding	94
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$689,915,068 # of Portfolio Holdings94 Portfolio Turnover Rate46%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Industrials	20.5%
Consumer Discretionary	20.3%
Health Care	17.3%
Information Technology	16.9%
Financials	8.3%
Communication Services	5.4%
Energy	3.1%
Utilities	2.5%
Real Estate	2.2%
Consumer Staples	1.9%
Materials	0.9%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

AmerisourceBergen Corp.	4.2%
Royal Caribbean Cruises Ltd.	3.4%
Howmet Aerospace, Inc.	3.4%
Comfort Systems USA, Inc.	3.0%
IDEXX Laboratories, Inc.	2.9%
Cloudflare, Inc. - Class A	2.9%
Alnylam Pharmaceuticals, Inc.	2.8%
Roblox Corp. - Class A	2.6%
Vistra Corp.	2.5%
Datadog, Inc. - Class A	2.5%

C000122001
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class R6
Trading Symbol	IMOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
AssetsNet	$ 689,915,068
Holdings Count | Holding	94
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$689,915,068 # of Portfolio Holdings94 Portfolio Turnover Rate46%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Industrials	20.5%
Consumer Discretionary	20.3%
Health Care	17.3%
Information Technology	16.9%
Financials	8.3%
Communication Services	5.4%
Energy	3.1%
Utilities	2.5%
Real Estate	2.2%
Consumer Staples	1.9%
Materials	0.9%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

AmerisourceBergen Corp.	4.2%
Royal Caribbean Cruises Ltd.	3.4%
Howmet Aerospace, Inc.	3.4%
Comfort Systems USA, Inc.	3.0%
IDEXX Laboratories, Inc.	2.9%
Cloudflare, Inc. - Class A	2.9%
Alnylam Pharmaceuticals, Inc.	2.8%
Roblox Corp. - Class A	2.6%
Vistra Corp.	2.5%
Datadog, Inc. - Class A	2.5%

C000078998
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class W
Trading Symbol	IMOWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 689,915,068
Holdings Count | Holding	94
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$689,915,068 # of Portfolio Holdings94 Portfolio Turnover Rate46%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Industrials	20.5%
Consumer Discretionary	20.3%
Health Care	17.3%
Information Technology	16.9%
Financials	8.3%
Communication Services	5.4%
Energy	3.1%
Utilities	2.5%
Real Estate	2.2%
Consumer Staples	1.9%
Materials	0.9%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

AmerisourceBergen Corp.	4.2%
Royal Caribbean Cruises Ltd.	3.4%
Howmet Aerospace, Inc.	3.4%
Comfort Systems USA, Inc.	3.0%
IDEXX Laboratories, Inc.	2.9%
Cloudflare, Inc. - Class A	2.9%
Alnylam Pharmaceuticals, Inc.	2.8%
Roblox Corp. - Class A	2.6%
Vistra Corp.	2.5%
Datadog, Inc. - Class A	2.5%

C000105101
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Mid Cap Value Fund
Class Name	Class I
Trading Symbol	IMCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager Mid Cap Value Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 141,163,141
Holdings Count | Holding	344
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$141,163,141 # of Portfolio Holdings344 Portfolio Turnover Rate60%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	2.1%
Exchange-Traded Funds	0.1%
Common Stock	97.6%

Sector Allocation

Value	Value
Industrials	18.6%
Financials	15.0%
Consumer Discretionary	11.1%
Materials	9.3%
Information Technology	8.7%
Health Care	8.0%
Consumer Staples	7.4%
Utilities	7.3%
Real Estate	6.3%
Energy	5.1%
Communication Services	0.8%
Exchange-Traded Funds	0.1%
Short-Term Investments	2.1%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

Alliant Energy Corp.	2.0%
Packaging Corp. of America	1.6%
Labcorp Holdings, Inc.	1.6%
Expedia Group, Inc.	1.5%
CMS Energy Corp.	1.5%
Hartford Financial Services Group, Inc.	1.5%
Performance Food Group Co.	1.5%
Keysight Technologies, Inc.	1.4%
Lincoln Electric Holdings, Inc.	1.4%
Trimble, Inc.	1.4%

C000238235
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class A
Trading Symbol	VWYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$68	1.20%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.20%
AssetsNet	$ 1,660,771,555
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,660,771,555 # of Portfolio Holdings101 Portfolio Turnover Rate67%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	3.1%
Common Stock	97.1%

Sector Allocation

Value	Value
Health Care	26.5%
Industrials	25.2%
Information Technology	22.1%
Financials	8.5%
Consumer Discretionary	8.1%
Energy	2.6%
Consumer Staples	2.1%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	3.1%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.3%
Tower Semiconductor Ltd.	2.2%
Alignment Healthcare, Inc.	2.1%
Granite Construction, Inc.	1.9%
Onto Innovation, Inc.	1.9%
Standex International Corp.	1.7%
Bloom Energy Corp. - Class A	1.7%
Credo Technology Group Holding Ltd.	1.7%
Five Below, Inc.	1.6%
Repligen Corp.	1.5%

C000238236
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class C
Trading Symbol	VWYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$111	1.95%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.95%
AssetsNet	$ 1,660,771,555
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,660,771,555 # of Portfolio Holdings101 Portfolio Turnover Rate67%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	3.1%
Common Stock	97.1%

Sector Allocation

Value	Value
Health Care	26.5%
Industrials	25.2%
Information Technology	22.1%
Financials	8.5%
Consumer Discretionary	8.1%
Energy	2.6%
Consumer Staples	2.1%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	3.1%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.3%
Tower Semiconductor Ltd.	2.2%
Alignment Healthcare, Inc.	2.1%
Granite Construction, Inc.	1.9%
Onto Innovation, Inc.	1.9%
Standex International Corp.	1.7%
Bloom Energy Corp. - Class A	1.7%
Credo Technology Group Holding Ltd.	1.7%
Five Below, Inc.	1.6%
Repligen Corp.	1.5%

C000234687
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class I
Trading Symbol	TCMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$54	0.94%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.94%
AssetsNet	$ 1,660,771,555
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,660,771,555 # of Portfolio Holdings101 Portfolio Turnover Rate67%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	3.1%
Common Stock	97.1%

Sector Allocation

Value	Value
Health Care	26.5%
Industrials	25.2%
Information Technology	22.1%
Financials	8.5%
Consumer Discretionary	8.1%
Energy	2.6%
Consumer Staples	2.1%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	3.1%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.3%
Tower Semiconductor Ltd.	2.2%
Alignment Healthcare, Inc.	2.1%
Granite Construction, Inc.	1.9%
Onto Innovation, Inc.	1.9%
Standex International Corp.	1.7%
Bloom Energy Corp. - Class A	1.7%
Credo Technology Group Holding Ltd.	1.7%
Five Below, Inc.	1.6%
Repligen Corp.	1.5%

C000238233
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class R
Trading Symbol	VWYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$83	1.45%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.45%
AssetsNet	$ 1,660,771,555
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,660,771,555 # of Portfolio Holdings101 Portfolio Turnover Rate67%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	3.1%
Common Stock	97.1%

Sector Allocation

Value	Value
Health Care	26.5%
Industrials	25.2%
Information Technology	22.1%
Financials	8.5%
Consumer Discretionary	8.1%
Energy	2.6%
Consumer Staples	2.1%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	3.1%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.3%
Tower Semiconductor Ltd.	2.2%
Alignment Healthcare, Inc.	2.1%
Granite Construction, Inc.	1.9%
Onto Innovation, Inc.	1.9%
Standex International Corp.	1.7%
Bloom Energy Corp. - Class A	1.7%
Credo Technology Group Holding Ltd.	1.7%
Five Below, Inc.	1.6%
Repligen Corp.	1.5%

C000234688
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	VLNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$48	0.84%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.84%
AssetsNet	$ 1,660,771,555
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,660,771,555 # of Portfolio Holdings101 Portfolio Turnover Rate67%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	3.1%
Common Stock	97.1%

Sector Allocation

Value	Value
Health Care	26.5%
Industrials	25.2%
Information Technology	22.1%
Financials	8.5%
Consumer Discretionary	8.1%
Energy	2.6%
Consumer Staples	2.1%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	3.1%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.3%
Tower Semiconductor Ltd.	2.2%
Alignment Healthcare, Inc.	2.1%
Granite Construction, Inc.	1.9%
Onto Innovation, Inc.	1.9%
Standex International Corp.	1.7%
Bloom Energy Corp. - Class A	1.7%
Credo Technology Group Holding Ltd.	1.7%
Five Below, Inc.	1.6%
Repligen Corp.	1.5%

C000238237
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class W
Trading Symbol	VWYKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$54	0.95%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,660,771,555
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,660,771,555 # of Portfolio Holdings101 Portfolio Turnover Rate67%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	3.1%
Common Stock	97.1%

Sector Allocation

Value	Value
Health Care	26.5%
Industrials	25.2%
Information Technology	22.1%
Financials	8.5%
Consumer Discretionary	8.1%
Energy	2.6%
Consumer Staples	2.1%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	3.1%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.3%
Tower Semiconductor Ltd.	2.2%
Alignment Healthcare, Inc.	2.1%
Granite Construction, Inc.	1.9%
Onto Innovation, Inc.	1.9%
Standex International Corp.	1.7%
Bloom Energy Corp. - Class A	1.7%
Credo Technology Group Holding Ltd.	1.7%
Five Below, Inc.	1.6%
Repligen Corp.	1.5%

C000242977
Shareholder Report [Line Items]
Fund Name	Voya VACS Series MCV Fund
Class Name	VACS Series
Trading Symbol	VVJEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Series MCV Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Series	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 113,047,383
Holdings Count | Holding	346
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$113,047,383 # of Portfolio Holdings346 Portfolio Turnover Rate61%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	3.4%
Exchange-Traded Funds	0.6%
Common Stock	96.2%

Sector Allocation

Value	Value
Industrials	18.3%
Financials	14.8%
Consumer Discretionary	10.9%
Materials	9.2%
Information Technology	8.6%
Health Care	7.8%
Consumer Staples	7.4%
Utilities	7.2%
Real Estate	6.2%
Energy	5.0%
Communication Services	0.8%
Exchange-Traded Funds	0.6%
Short-Term Investments	3.4%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Alliant Energy Corp.	2.0%
Packaging Corp. of America	1.6%
Labcorp Holdings, Inc.	1.6%
Expedia Group, Inc.	1.5%
Hartford Financial Services Group, Inc.	1.5%
CMS Energy Corp.	1.5%
Performance Food Group Co.	1.5%
Keysight Technologies, Inc.	1.4%
Lincoln Electric Holdings, Inc.	1.4%
Hologic, Inc.	1.4%